UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-719

Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/07 is included with this Form.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. P.O. Box 272 Cos Cob, CT 06807-0272

DIRECTORS	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr

OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President/
Secretary/Chief
Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#539617

SEMI-ANNUAL REPORT

June 30, 2007

Value Line
Premier Growth
Fund, Inc.

Value Line Premier Growth Fund, Inc.

To Our Value Line Premier

To Our Shareholders:

We are pleased to report that the Value Line Premier Growth Fund (the “Fund”) earned a total return of 13.19% for the six months ended June 30, 2007. This compared with a total return for the Standard & Poor’s 500 Index(1) of 6.96% for the same period.

Your Fund has performed consistently well relative to its peers, and has meanwhile exposed shareholders to less risk than peer funds. According to Morningstar, the Fund earned an overall Return Rating of Above Average and an overall Risk Rating of Below Average, relative to other funds in the mid-cap growth category as of June 30, 2007.

The key to the Fund’s success is our disciplined investment approach. We invest only in companies with strong stock price momentum, almost always accompanied by strong earnings momentum. When and if the holding subsequently lags on these measures, we do not hesitate to sell. It will not be missed in the Fund’s portfolio of about 400 stocks, and we can easily find a replacement exhibiting superior momentum. By preventing small setbacks from transforming into large losses, this discipline has both bolstered performance and reduced risk. We can always find winning investments, but minimizing losses is the solid foundation of our track record. This investment process results in a portfolio of true growth stocks, representing high-quality companies with an established record of success.

The Fund’s wide diversification is another aid in risk reduction. Holdings are spread across a very wide variety of industries, and no single stock accounts for as much as 1% of total assets. We invest in companies of all sizes, too. Currently, about 35% of holdings are large-capitalization stocks; 55%, mid-cap; and 10%, small cap.

We appreciate your confidence in the Value Line Premier Growth Fund and look forward to serving your investment needs in the future.

Sincerely,

Jean Bernhard Buttner
Chairman and President

August 3, 2007

(1)	The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Premier Growth Fund, Inc.

Growth Fund Shareholders

Economic Observations

The U.S. economy struggled during the first quarter of this year, posting a negligible gross domestic product increase of 0.6%. A further softening in the troubled housing market and an additional draw-down in inventories were primary contributors to the economy’s early problems. However, growth picked up in the April-through-June period, with GDP gaining a vigorous 3.4%, buoyed by inventory rebuilding and somewhat greater strength in manufacturing. Housing, though, played no role in the improvement. If anything, demand in that key sector weakened further. Now, as we look out to the second half, we see that housing is still depressed, but the industrial sector is perking up a bit, while the retail sector is likely to continue moving forward at a modest pace.

This generally benign economic backdrop is likely to help fuel GDP growth of 2.5%, or so, during the final half of the year. Moderate growth along these lines should keep corporate earnings in a nice uptrend. This relatively favorable scenario assumes that there are no exogenous global shocks along the way, such as a worsening situation in the Middle East, a further surge in oil prices, or a serious misstep by the Federal Reserve Board, any of which could disrupt the orderly pace of business activity, even to the point of bringing on a recession.

Inflation, meantime, remains under control for the most part, thanks to comparatively stable labor costs and meaningful levels of productivity growth (i.e., labor cost efficiency). Adequate supplies of raw materials are also helping to keep the costs of production from undue escalation. We caution, though, that as the economy moves further along the recovery trail over the next few years, some modest increases in pricing pressures could emerge. Absent a stronger long-term business expansion than we now forecast, or a prolonged rise in oil prices, inflation should be held in check for the most part through the end of the decade.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principle value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit vlfunds.com for most recent month-end performance.

Value Line Premier Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/07	Ending account value 6/30/07	Expenses* paid during period 1/1/07 thru 6/30/07
Actual	$1,000.00	$1,131.90	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Premier Growth Fund, Inc.

Portfolio Highlights at June 30, 2007 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Hansen Natural Corp.	98,000	$4,212,040	0.76%
Penn National Gaming, Inc.	64,000	$3,845,760	0.69%
Tenaris S.A. ADR	77,500	$3,794,400	0.68%
Cognizant Technology Solutions Corp. Class A	50,000	$3,754,500	0.67%
Landstar System, Inc.	76,000	$3,667,000	0.66%
Intuitive Surgical, Inc.	24,000	$3,330,480	0.60%
NII Holdings, Inc. Class B	39,000	$3,148,860	0.56%
Henry Schein, Inc.	56,000	$2,992,080	0.54%
Celgene Corp.	52,000	$2,981,160	0.53%
Banco Itau Holding Financeira S.A. ADR	65,500	$2,910,820	0.52%

Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (94.7%)
	ADVERTISING (1.0%)
40,000	aQuantive, Inc. *	$2,552,000
30,000	Focus Media Holding Ltd. ADR*	1,515,000
17,000	R.H. Donnelley Corp. *	1,288,260
		5,355,260
	AEROSPACE/DEFENSE (3.1%)
12,000	Alliant Techsystems, Inc. *	1,189,800
28,000	Armor Holdings, Inc. *	2,432,360
36,000	BE Aerospace, Inc. *	1,486,800
13,000	Boeing Co. (The)	1,250,080
12,989	DRS Technologies, Inc.	743,880
15,600	General Dynamics Corp.	1,220,232
12,500	L-3 Communications Holdings, Inc.	1,217,375
11,000	Lockheed Martin Corp.	1,035,430
23,800	Precision Castparts Corp.	2,888,368
18,400	Raytheon Co.	991,576
19,600	Rockwell Collins, Inc.	1,384,544
27,000	Teledyne Technologies, Inc. *	1,240,650
		17,081,095
	AIR TRANSPORT (0.5%)
9,000	FedEx Corp.	998,730
21,300	Lan Airlines S.A. ADR	1,792,395
		2,791,125
	APPAREL (1.5%)
36,000	Gildan Activewear, Inc. Class A *	1,234,440
46,000	Guess?, Inc.	2,209,840
30,000	Phillips-Van Heusen Corp.	1,817,100
19,800	Polo Ralph Lauren Corp. Class A	1,942,578
15,000	VF Corp.	1,373,700
		8,577,658
	AUTO & TRUCK (0.4%)
21,000	Oshkosh Truck Corp.	1,321,320
8,000	Toyota Motor Corp. ADR	1,007,040
		2,328,360
	AUTO PARTS (0.8%)
13,000	Autoliv, Inc.	739,310
16,000	BorgWarner, Inc.	1,376,640
20,000	Johnson Controls, Inc.	2,315,400
		4,431,350
	BANK (1.9%)
10,000	Banco Bilbao Vizcaya Argentaria S.A. ADR	243,800
35,000	Bancolombia S.A. ADR	1,149,050
25,000	Bank of Hawaii Corp.	1,291,000
24,000	Colonial BancGroup, Inc. (The)	599,280
21,000	Compass Bancshares, Inc.	1,448,580
32,000	ICICI Bank Ltd. ADR	1,572,800
8,000	Kookmin Bank ADR	701,760
8,600	M&T Bank Corp.	919,340
7,322	PNC Financial Services Group, Inc.	524,109
10,000	Unibanco — Uniao de Bancos Brasileiros S.A. GDR	1,128,700
30,000	Wells Fargo & Co.	1,055,100
		10,633,519
	BANK — CANADIAN (0.8%)
13,300	Bank of Montreal	856,919
22,100	Bank of Nova Scotia	1,079,143
8,200	Canadian Imperial Bank of Commerce	734,884
23,400	Royal Bank of Canada	1,241,838
7,400	Toronto-Dominion Bank (The)	506,826
		4,419,610
	BANK — FOREIGN (0.8%)
65,500	Banco Itau Holding Financeira S.A. ADR	2,910,820
60,000	Banco Santander Central Hispano S.A. ADR	1,102,800
5,500	Banco Santander Chile S.A. ADR	272,470
		4,286,090
	BANK — MIDWEST (0.5%)
18,690	Commerce Bancshares, Inc.	846,657
21,000	Marshall & Ilsley Corp.	1,000,230
17,900	Northern Trust Corp.	1,149,896
		2,996,783

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2007

Shares		Value
	BEVERAGE — SOFT DRINK (1.5%)
29,000	Companhia de Bebidas das Americas ADR	$2,030,000
30,000	Fomento Economico Mexicano S.A.B. de C.V. ADR Unit 1 Ser. B	1,179,600
98,000	Hansen Natural Corp. *	4,212,040
17,000	PepsiCo, Inc.	1,102,450
		8,524,090
	BIOTECHNOLOGY (0.3%)
18,000	Techne Corp. *	1,029,780
12,800	United Therapeutics Corp. *	816,128
		1,845,908
	BUILDING MATERIALS (1.1%)
12,000	Fluor Corp.	1,336,440
2,000	Granite Construction, Inc.	128,360
40,000	Jacobs Engineering Group, Inc. *	2,300,400
24,000	Simpson Manufacturing Company, Inc.	809,760
18,300	Washington Group International, Inc. *	1,464,183
		6,039,143
	CABLE TV (0.7%)
41,000	DIRECTV Group, Inc. (The) *	947,510
37,800	Rogers Communications, Inc. Class B	1,606,122
29,500	Shaw Communications, Inc. Class B	1,240,180
		3,793,812
	CANADIAN ENERGY (0.8%)
46,000	Nexen, Inc.	1,423,700
7,000	Petro-Canada	372,120
19,000	Suncor Energy, Inc.	1,708,480
17,000	Talisman Energy, Inc.	328,610
26,000	TransCanada Corp.	894,660
		4,727,570
	CEMENT & AGGREGATES (0.8%)
30,736	Cemex S.A. de C.V. ADR *	1,134,158
4,650	Florida Rock Industries, Inc.	313,875
12,000	Martin Marietta Materials, Inc.	1,944,240
11,000	Vulcan Materials Co.	1,259,940
		4,652,213
	CHEMICAL — DIVERSIFIED (1.3%)
15,000	Air Products & Chemicals, Inc.	1,205,550
44,000	Albemarle Corp.	1,695,320
16,000	Bayer AG ADR	1,204,800
28,000	Monsanto Co.	1,891,120
25,000	Pall Corp.	1,149,750
1,600	Veolia Environnement ADR	125,456
		7,271,996
	CHEMICAL — SPECIALTY (1.6%)
29,000	Airgas, Inc.	1,389,100
26,000	Ecolab, Inc.	1,110,200
15,000	H.B. Fuller Co.	448,350
30,000	Praxair, Inc.	2,159,700
16,000	Sherwin-Williams Co. (The)	1,063,520
30,000	Sigma-Aldrich Corp.	1,280,100
36,800	Syngenta AG ADR	1,432,624
		8,883,594
	COMPUTER & PERIPHERALS (0.6%)
62,000	EMC Corp. *	1,122,200
32,000	Hewlett-Packard Co.	1,427,840
18,600	MICROS Systems, Inc. *	1,011,840
		3,561,880
	COMPUTER SOFTWARE & SERVICES (2.0%)
28,000	Accenture Ltd. Class A	1,200,920
60,000	ANSYS, Inc. *	1,590,000
50,000	Cognizant Technology Solutions Corp. Class A *	3,754,500
17,000	DST Systems, Inc. *	1,346,570
28,400	Infosys Technologies Ltd. ADR	1,430,792
34,000	SEI Investments Co.	987,360
4,000	Transaction Systems Architects, Inc. *	134,640
27,000	VeriFone Holdings, Inc. *	951,750
		11,396,532

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	DIVERSIFIED COMPANIES (2.7%)
85,000	ABB Ltd. ADR	$1,921,000
24,000	Acuity Brands, Inc.	1,446,720
19,300	American Standard Companies, Inc.	1,138,314
33,000	AMETEK, Inc.	1,309,440
18,300	Brink’s Co. (The)	1,132,587
34,875	Brookfield Asset Management, Inc. Class A	1,391,513
16,000	Danaher Corp.	1,208,000
24,000	ESCO Technologies, Inc. *	870,240
17,200	ITT Corp.	1,174,416
27,750	McDermott International, Inc. *	2,306,580
17,000	United Technologies Corp.	1,205,810
		15,104,620
	DRUG (1.7%)
17,200	Allergan, Inc.	991,408
14,000	Amylin Pharmaceuticals, Inc. *	576,240
52,000	Celgene Corp. *	2,981,160
18,400	Covance, Inc. *	1,261,504
42,000	Gilead Sciences, Inc. *	1,628,340
24,500	Immucor, Inc. *	685,265
3,200	Novo Nordisk A/S ADR	347,712
32,000	Pharmaceutical Product Development, Inc.	1,224,640
		9,696,269
	E-COMMERCE (0.6%)
39,000	Akamai Technologies, Inc. *	1,896,960
30,000	Salesforce.com, Inc. *	1,285,800
		3,182,760
	EDUCATIONAL SERVICES (0.3%)
15,500	ITT Educational Services, Inc. *	1,819,390
	ELECTRICAL EQUIPMENT (2.5%)
24,000	Baldor Electric Co.	1,182,720
23,200	Cooper Industries Ltd. Class A	1,324,488
24,000	Emerson Electric Co.	1,123,200
24,000	Garmin Ltd.	1,775,280
27,000	General Cable Corp. *	2,045,250
17,000	Harman International Industries, Inc.	1,985,600
21,500	Thomas & Betts Corp. *	1,247,000
41,600	Trimble Navigation Ltd. *	1,339,520
27,700	WESCO International, Inc. *	1,674,465
		13,697,523
	ELECTRICAL UTILITY — CENTRAL (0.7%)
13,000	Entergy Corp.	1,395,550
34,000	TXU Corp.	2,288,200
		3,683,750
	ELECTRICAL UTILITY — EAST (0.4%)
18,000	Exelon Corp.	1,306,800
17,000	FirstEnergy Corp.	1,100,410
		2,407,210
	ELECTRICAL UTILITY — WEST (0.2%)
18,500	Sempra Energy	1,095,755
	ELECTRONICS (1.0%)
40,800	Amphenol Corp. Class A	1,454,520
19,700	Diodes, Inc. *	822,869
26,500	Harris Corp.	1,445,575
31,000	MEMC Electronic Materials, Inc. *	1,894,720
		5,617,684
	ENTERTAINMENT (0.3%)
15,100	Central European Media Enterprises Ltd. Class A *	1,473,458
	ENTERTAINMENT TECHNOLOGY (0.2%)
26,000	Scientific Games Corp. Class A*	908,700
	ENVIRONMENTAL (0.7%)
37,500	Republic Services, Inc.	1,149,000
36,600	Stericycle, Inc. *	1,627,236
37,800	Waste Connections, Inc. *	1,143,072
		3,919,308

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2007

Shares		Value
	FINANCIAL SERVICES — DIVERSIFIED (4.3%)
12,000	Affiliated Managers Group, Inc.*	$1,545,120
12,000	Ambac Financial Group, Inc.	1,046,280
15,500	American Express Co.	948,290
20,000	Barclays PLC ADR	1,115,800
10,700	BlackRock, Inc. Class A	1,675,513
21,000	Brown & Brown, Inc.	527,940
19,000	CIT Group, Inc.	1,041,770
2,000	Credicorp Ltd.	122,340
5,000	Credit Suisse Group ADR	354,800
34,000	Eaton Vance Corp.	1,502,120
15,961	Fidelity National Information Services, Inc.	866,363
9,000	Franklin Resources, Inc.	1,192,230
12,200	Global Payments, Inc.	483,730
18,300	HDFC Bank Ltd. ADR	1,541,958
38,000	Leucadia National Corp.	1,339,500
24,000	Loews Corp.	1,223,520
9,300	MasterCard, Inc. Class A	1,542,591
23,000	Nuveen Investments, Inc. Class A	1,429,450
19,000	Principal Financial Group, Inc.	1,107,510
21,000	ProAssurance Corp. *	1,169,070
24,000	T. Rowe Price Group, Inc.	1,245,360
18,000	UBS AG	1,080,180
		24,101,435
	FOOD PROCESSING (1.4%)
7,400	Bunge Ltd.	625,300
24,000	Dean Foods Co.	764,880
37,500	Flowers Foods, Inc.	1,251,000
60,600	Groupe Danone ADR	985,356
27,000	Hormel Foods Corp.	1,008,450
11,000	McCormick & Company, Inc.	419,980
20,000	Ralcorp Holdings, Inc. *	1,069,000
12,000	Unilever PLC ADR	387,120
19,000	Wm. Wrigley Jr. Co.	1,050,890
		7,561,976
	FOREIGN TELECOMMUNICATIONS (0.8%)
34,000	America Movil SAB de C.V. Ser. L ADR	2,105,620
25,600	PT Telekomunikasi Indonesia ADR	1,103,360
34,000	Telefonos de Mexico S.A. de C.V. ADR	1,288,260
		4,497,240
	HEALTH CARE INFORMATION SYSTEMS (0.4%)
46,000	Allscripts Healthcare Solutions, Inc. *	1,172,080
20,500	Cerner Corp. *	1,137,135
		2,309,215
	HOME APPLIANCES (0.4%)
40,000	Toro Co. (The)	2,355,600
	HOME BUILDING (0.3%)
25,600	Forest City Enterprises, Inc. Class A	1,573,888
	HOTEL/GAMING (2.2%)
7,000	Boyd Gaming Corp.	344,330
19,200	Gaylord Entertainment Co. *	1,029,888
1,679	InterContinental Hotels Group PLC ADR	41,595
27,000	International Game Technology	1,071,900
24,500	Marriott International, Inc. Class A	1,059,380
10,000	MGM MIRAGE *	824,800
64,000	Penn National Gaming, Inc. *	3,845,760
23,000	Station Casinos, Inc.	1,996,400
18,000	Vail Resorts, Inc. *	1,095,660
30,300	Wyndham Worldwide Corp. *	1,098,678
		12,408,391
	HOUSEHOLD PRODUCTS (0.7%)
24,200	Church & Dwight Company, Inc.	1,172,732
16,000	Energizer Holdings, Inc. *	1,593,600
22,000	Scotts Miracle-Gro Co. (The) Class A	944,680
		3,711,012

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	HUMAN RESOURCES (0.3%)
5,000	Manpower, Inc.	$461,200
25,300	Watson Wyatt Worldwide, Inc. Class A	1,277,144
		1,738,344
	INDUSTRIAL SERVICES (2.8%)
28,250	Aaron Rents, Inc. Class B	824,900
30,000	C.H. Robinson Worldwide, Inc.	1,575,600
48,000	CB Richard Ellis Group, Inc. Class A *	1,752,000
31,500	Corrections Corp. of America *	1,987,965
20,000	EMCOR Group, Inc. *	1,458,000
27,000	Expeditors International of Washington, Inc.	1,115,100
26,000	FTI Consulting, Inc. *	988,780
32,000	Geo Group, Inc. (The) *	931,200
34,500	Iron Mountain, Inc. *	901,485
21,400	Laidlaw International, Inc.	739,370
36,000	Quanta Services, Inc. *	1,104,120
22,400	URS Corp. *	1,087,520
22,500	World Fuel Services Corp.	946,350
		15,412,390
	INFORMATION SERVICES (1.3%)
19,000	Alliance Data Systems Corp. *	1,468,320
14,000	Dun & Bradstreet Corp. (The)	1,441,720
28,000	Equifax, Inc.	1,243,760
21,000	FactSet Research Systems, Inc.	1,435,350
7,000	Gartner, Inc. *	172,130
13,600	IHS, Inc. Class A *	625,600
16,000	Moody’s Corp.	995,200
		7,382,080
	INSURANCE — LIFE (1.1%)
20,600	AFLAC, Inc.	1,058,840
28,650	Delphi Financial Group, Inc. Class A	1,198,143
34,000	Manulife Financial Corp.	1,268,880
20,000	MetLife, Inc.	1,289,600
11,700	Prudential Financial, Inc.	1,137,591
6,000	Torchmark Corp.	402,000
		6,355,054
	INSURANCE — PROPERTY & CASUALTY (2.7%)
17,000	ACE Ltd.	1,062,840
30,000	American Financial Group, Inc.	1,024,500
15,000	Arch Capital Group Ltd. *	1,088,100
25,000	Assurant, Inc.	1,473,000
55,687	Berkley (W.R.) Corp.	1,812,055
20,000	Chubb Corp. (The)	1,082,800
15,117	Fidelity National Financial, Inc. Class A	358,273
33,750	HCC Insurance Holdings, Inc.	1,127,587
3,000	Markel Corp. *	1,453,680
17,800	RLI Corp.	995,910
16,500	SAFECO Corp.	1,027,290
24,100	Sun Life Financial, Inc.	1,150,775
23,550	Zenith National Insurance Corp.	1,108,970
		14,765,780
	INTERNET (0.8%)
5,000	Google, Inc. Class A *	2,616,900
13,000	Nutri/System, Inc. *	907,920
29,000	ValueClick, Inc. *	854,340
		4,379,160
	MACHINERY (3.8%)
14,000	Caterpillar, Inc.	1,096,200
33,700	CNH Global NV	1,721,733
9,600	Deere & Co.	1,159,104
18,000	Flowserve Corp.	1,288,800
21,300	Foster Wheeler Ltd. *	2,278,887
38,400	Gardner Denver, Inc. *	1,633,920
28,125	Graco, Inc.	1,132,875
29,850	IDEX Corp.	1,150,419
17,000	Lennox International, Inc.	581,910
31,000	Manitowoc Company, Inc. (The)	2,491,780
20,600	MSC Industrial Direct Co., Inc. Class A	1,133,000
26,000	Roper Industries, Inc.	1,484,600
21,000	Snap-on, Inc.	1,060,710
31,200	Terex Corp. *	2,536,560
4,000	Watts Water Technologies, Inc. Class A	149,880
		20,900,378

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2007

Shares		Value
	MARITIME (0.3%)
18,000	American Commercial Lines, Inc. *	$468,900
34,000	Kirby Corp. *	1,305,260
		1,774,160
	MEDICAL SERVICES (3.6%)
20,700	Coventry Health Care, Inc. *	1,193,355
24,000	DaVita, Inc. *	1,293,120
5,600	Fresenius Medical Care AG & Co. KGaA ADR	257,264
23,000	Healthways, Inc. *	1,089,510
23,000	Humana, Inc. *	1,400,930
36,000	inVentiv Health, Inc. *	1,317,960
17,000	Laboratory Corporation of America Holdings *	1,330,420
22,000	Manor Care, Inc.	1,436,380
21,000	Pediatrix Medical Group, Inc. *	1,158,150
42,400	Psychiatric Solutions, Inc. *	1,537,424
36,000	Sierra Health Services, Inc. *	1,496,880
27,300	Sunrise Senior Living, Inc. *	1,091,727
21,000	UnitedHealth Group, Inc.	1,073,940
34,400	VCA Antech, Inc. *	1,296,536
15,000	WellCare Health Plans, Inc. *	1,357,650
23,630	WellPoint, Inc. *	1,886,383
		20,217,629
	MEDICAL SUPPLIES (5.8%)
8,000	Alcon, Inc.	1,079,280
20,000	AmerisourceBergen Corp.	989,400
25,000	ArthroCare Corp. *	1,097,750
12,200	Bard (C.R.), Inc.	1,008,086
21,000	Baxter International, Inc.	1,183,140
14,500	Becton Dickinson & Co.	1,080,250
14,600	Cytyc Corp. *	629,406
32,000	Dade Behring Holdings, Inc.	1,699,840
37,000	DENTSPLY International, Inc.	1,415,620
21,800	DJO, Inc. *	899,686
4,600	Haemonetics Corp. *	242,006
56,000	Henry Schein, Inc. *	2,992,080
41,600	Hologic, Inc. *	2,300,896
12,000	IDEXX Laboratories, Inc. *	1,135,560
23,600	Illumina, Inc. *	957,924
24,000	Intuitive Surgical, Inc. *	3,330,480
2,500	Inverness Medical Innovations, Inc. *	127,550
23,000	Kyphon, Inc. *	1,107,450
18,000	McKesson Corp.	1,073,520
27,000	Owens & Minor, Inc.	943,380
19,600	Palomar Medical Technologies, Inc. *	680,316
26,000	PolyMedica Corp.	1,062,100
26,000	ResMed, Inc. *	1,072,760
34,000	Respironics, Inc. *	1,448,060
21,400	Ventana Medical Systems, Inc. *	1,653,578
20,400	West Pharmaceutical Services, Inc.	961,860
		32,171,978
	METALS & MINING — DIVERSIFIED (0.5%)
27,000	Allegheny Technologies, Inc.	2,831,760
	METALS FABRICATING (0.2%)
26,000	Harsco Corp.	1,352,000
	NATURAL GAS — DISTRIBUTION (0.7%)
18,000	AGL Resources, Inc.	728,640
15,800	BG Group PLC ADR	1,292,282
33,600	Southern Union Co.	1,095,024
31,000	UGI Corp.	845,680
		3,961,626
	NATURAL GAS — DIVERSIFIED (1.8%)
32,000	Energen Corp.	1,758,080
20,000	Equitable Resources, Inc.	991,200
24,000	National Fuel Gas Co.	1,039,440
20,000	Questar Corp.	1,057,000
40,000	Southwestern Energy Co. *	1,780,000
14,600	Universal Compression Holdings, Inc. *	1,058,062
42,776	XTO Energy, Inc.	2,570,838
		10,254,620
	NEWSPAPER (0.2%)
60,000	News Corp. Class B	1,376,400
	OFFICE EQUIPMENT & SUPPLIES (0.2%)
39,000	Staples, Inc.	925,470
	OILFIELD SERVICES/EQUIPMENT (0.3%)
22,000	FMC Technologies, Inc. *	1,742,840

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	PACKAGING & CONTAINER (1.0%)
26,000	AptarGroup, Inc.	$924,560
7,000	Ball Corp.	372,190
34,000	CLARCOR, Inc.	1,272,620
6,000	Greif, Inc. Class A	357,660
29,000	Jarden Corp. *	1,247,290
26,000	Sonoco Products Co.	1,113,060
		5,287,380
	PETROLEUM — INTEGRATED (0.8%)
4,000	BASF AG ADR	522,840
16,000	Petroleo Brasileiro S.A. — Petrobras ADR	1,940,320
32,000	Tesoro Corp.	1,828,800
		4,291,960
	PETROLEUM — PRODUCING (1.3%)
8,600	CNOOC Ltd. ADR	977,734
66,000	Range Resources Corp.	2,469,060
77,500	Tenaris S.A. ADR	3,794,400
		7,241,194
	PHARMACY SERVICES (1.0%)
28,000	CVS Caremark Corp.	1,020,600
40,000	Express Scripts, Inc. *	2,000,400
22,000	Longs Drug Stores Corp.	1,155,440
15,000	Medco Health Solutions, Inc. *	1,169,850
		5,346,290
	POWER (0.7%)
49,000	AES Corp. (The) *	1,072,120
58,000	Covanta Holding Corp. *	1,429,700
43,000	Reliant Energy, Inc. *	1,158,850
		3,660,670
	PRECISION INSTRUMENT (0.9%)
18,300	Applera Corporation — Applied Biosystems Group	558,882
15,400	Mettler Toledo International, Inc. *	1,470,854
38,000	Thermo Fisher Scientific, Inc. *	1,965,360
19,000	Waters Corp. *	1,127,840
		5,122,936
	PUBLISHING (0.2%)
17,000	McGraw-Hill Companies, Inc. (The)	1,157,360
	R.E.I.T. (1.7%)
9,200	AvalonBay Communities, Inc.	1,093,696
16,000	BRE Properties, Inc.	948,640
45,000	Brookfield Properties Co.	1,093,950
9,400	Essex Property Trust, Inc.	1,093,220
20,000	General Growth Properties, Inc.	1,059,000
7,958	Host Hotels & Resorts, Inc.	183,989
24,000	LaSalle Hotel Properties	1,042,080
21,000	ProLogis	1,194,900
4,000	SL Green Realty Corp.	495,560
16,000	Starwood Hotels & Resorts Worldwide, Inc.	1,073,120
		9,278,155
	RAILROAD (1.4%)
13,500	Burlington Northern Santa Fe Corp.	1,149,390
22,900	Canadian National Railway Co.	1,166,297
19,000	Canadian Pacific Railway Ltd.	1,307,580
11,000	Florida East Coast Industries, Inc.	912,780
22,500	Genesee & Wyoming, Inc. Class A *	671,400
41,000	Kansas City Southern *	1,539,140
20,000	Norfolk Southern Corp.	1,051,400
		7,797,987
	RECREATION (0.3%)
40,000	Pool Corp.	1,561,200
	RESTAURANT (1.2%)
27,000	Darden Restaurants, Inc.	1,187,730
126,562	Sonic Corp. *	2,799,551
24,376	Tim Hortons, Inc.	749,562
18,000	Wendy’s International, Inc.	661,500
34,000	Yum! Brands, Inc.	1,112,480
		6,510,823
	RETAIL — AUTOMOTIVE (0.4%)
8,400	AutoZone, Inc. *	1,147,608
33,600	O’Reilly Automotive, Inc. *	1,228,080
		2,375,688

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2007

Shares		Value
	RETAIL — SPECIAL LINES (1.4%)
45,000	Coach, Inc. *	$2,132,550
22,500	Dick’s Sporting Goods, Inc. *	1,308,825
46,400	Dress Barn, Inc. (The) *	952,128
44,000	GameStop Corp. Class A *	1,720,400
30,000	Men’s Wearhouse, Inc. (The)	1,532,100
4,000	Pantry, Inc. (The) *	184,400
		7,830,403
	RETAIL BUILDING SUPPLY (0.3%)
28,000	Fastenal Co.	1,172,080
8,700	Watsco, Inc.	473,280
		1,645,360
	RETAIL STORE (1.0%)
20,000	J.C. Penney Company, Inc.	1,447,600
33,000	Nordstrom, Inc.	1,686,960
15,400	Sears Holdings Corp. *	2,610,300
		5,744,860
	SECURITIES BROKERAGE (1.6%)
8,000	Bear Stearns Companies, Inc. (The)	1,120,000
2,200	Chicago Mercantile Exchange Holdings, Inc.	1,175,592
6,200	Goldman Sachs Group, Inc. (The)	1,343,850
28,000	Investment Technology Group, Inc. *	1,213,240
36,000	Jefferies Group, Inc.	971,280
13,000	Merrill Lynch & Co., Inc.	1,086,540
12,300	Morgan Stanley	1,031,724
33,000	Raymond James Financial, Inc.	1,019,700
		8,961,926
	SEMICONDUCTOR (0.1%)
21,000	FormFactor, Inc. *	804,300
	SHOE (1.0%)
13,000	Deckers Outdoor Corp. *	1,311,700
15,200	Genesco, Inc. *	795,112
20,000	NIKE, Inc. Class B	1,165,800
18,000	Skechers U.S.A., Inc. Class A *	525,600
26,000	Steven Madden Ltd.	851,760
35,000	Wolverine World Wide, Inc.	969,850
		5,619,822
	STEEL — GENERAL (1.0%)
11,000	Carpenter Technology Corp.	1,433,410
28,000	Commercial Metals Co.	945,560
11,500	IPSCO, Inc.	1,827,120
22,000	Nucor Corp.	1,290,300
		5,496,390
	TELECOMMUNICATION SERVICES (3.4%)
35,750	American Tower Corp. Class A *	1,501,500
29,000	AT&T, Inc.	1,203,500
17,300	BT Group PLC ADR	1,151,834
21,000	CenturyTel, Inc.	1,030,050
50,877	Crown Castle International Corp. *	1,845,309
16,000	Equinix, Inc. *	1,463,520
14,500	Millicom International Cellular S.A. *	1,328,780
20,000	Mobile TeleSystems ADR	1,211,400
39,000	NII Holdings, Inc. Class B *	3,148,860
19,500	Philippine Long Distance Telephone Co. ADR	1,115,400
50,300	Time Warner Telecom, Inc. Class A *	1,011,030
25,500	Vimpel-Communications ADR	2,686,680
		18,697,863
	TELECOMMUNICATIONS EQUIPMENT (0.7%)
22,700	Anixter International, Inc. *	1,707,267
34,000	CommScope, Inc. *	1,983,900
		3,691,167
	THRIFT (0.5%)
16,000	FirstFed Financial Corp. *	907,680
89,768	Hudson City Bancorp, Inc.	1,096,965
47,250	People’s United Financial, Inc.	837,742
		2,842,387
	TIRE & RUBBER (0.2%)
24,400	Carlisle Companies, Inc.	1,134,844
	TOBACCO (0.4%)
16,000	Altria Group, Inc.	1,122,240
17,000	British American Tobacco PLC ADR	1,175,380
		2,297,620

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2007

Shares		Value
	TOILETRIES & COSMETICS (0.2%)
34,800	Luxottica Group S.p.A. ADR	$1,344,672
	TRUCKING (1.0%)
29,000	Hunt (J.B.) Transport Services, Inc.	850,280
44,700	Knight Transportation, Inc.	866,286
76,000	Landstar System, Inc.	3,667,000
		5,383,566
	WATER UTILITY (0.2%)
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,216,608
	WIRELESS NETWORKING (0.6%)
12,700	Itron, Inc. *	989,838
13,000	Leap Wireless International, Inc. *	1,098,500
43,000	SBA Communications Corp. Class A *	1,444,370
		3,532,708
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (94.7%) (Cost $320,426,109)	$528,140,580

Principal Amount		Value
REPURCHASE AGREEMENTS (5.2%)
$24,500,000	With Morgan Stanley, 4.00%, dated 6/29/07, due 7/2/07, delivery value $24,508,167 (collateralized by $18,785,000 U.S. Treasury Notes 8.50%, due 2/15/20, with a value of $25,126,024)	$24,500,000
4,500,000	With State Street Bank & Trust, 3.70%, dated 6/29/07, due 7/2/07, delivery value $4,501,388 (collateralized by $4,770,000 U.S. Treasury Notes 4.25% due 8/15/15, with a value of $4,602,070)	4,500,000

	TOTAL REPURCHASE AGREEMENTS (Cost $29,000,000)	29,000,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		365,732

NET ASSETS (100%)		$557,506,312

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($557,506,312 ÷ 18,509,303 shares outstanding)		$30.12

*   Non-income producing.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2007 (unaudited)

Assets:
Investment securities, at value (Cost — $320,426,109)	$528,140,580
Repurchase agreements (Cost — $29,000,000)	29,000,000
Cash	106,772
Receivable for securities sold	2,187,796
Receivable for capital shares sold	517,621
Interest and dividends receivable	384,092
Total Assets	560,336,861
Liabilities:
Payable for securities purchased	2,092,950
Payable for capital shares repurchased	197,947
Accrued expenses:
Advisory fee	339,155
Service and distribution plan fees payable	113,052
Directors’ fees and expenses	8,732
Other	78,713
Total Liabilities	2,830,549
Net Assets	$557,506,312
Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000, outstanding 18,509,303 shares)	$18,509,303
Additional paid-in capital	306,018,544
Undistributed net investment income	575,853
Accumulated net realized gain on investments	24,687,838
Net unrealized appreciation of investments and foreign currency translations	207,714,774
Net Assets	$557,506,312
Net Asset Value, Offering and Redemption Price Per Outstanding Share ($557,506,312 ÷18,509,303 shares outstanding)	$30.12

Statement of Operations
for the Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Dividends (Net of foreign withholding tax of $95,245)	$2,733,152
Interest	708,565
Total Income	3,441,717
Expenses:
Advisory fee	1,925,397
Service and distribution plan fees	641,799
Transfer agent	77,681
Auditing and legal fees	64,410
Printing and postage	53,720
Custodian fees	45,685
Directors’ fees and expenses	18,920
Insurance	15,959
Registration and filing fees	14,227
Telephone	7,916
Proxy Fee Expense	3,546
Other	2,200
Total Expenses Before Custody Credits	2,871,460
Less: Custody Credits	(4,059)
Net Expenses	2,867,401
Net Investment Gain	574,316
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	16,647,566
Change in Net Unrealized Appreciation/(Depreciation)	46,499,216
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	63,146,782
Net Increase in Net Assets from Operations	$63,721,098

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Changes in Net Assets
Six Months Ended June 30, 2007 (unaudited) and for the Year Ended December 31, 2006

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Operations:
Net investment income/(loss)	$574,316	$(269,948)
Net realized gain on investments	16,647,566	30,116,141
Change in net unrealized appreciation	46,499,216	17,238,314
Net increase in net assets from operations	63,721,098	47,084,507
Distributions to Shareholders:
Net realized gain on investment transactions	—	(30,048,237)
Capital Share Transactions:
Proceeds from sale of shares	68,426,058	102,143,231
Proceeds from reinvestment of distributions to shareholders	—	28,814,224
Cost of shares repurchased	(64,426,835)	(99,322,215)
Net increase from capital share transactions	3,999,223	31,635,240
Total Increase in Net Assets	67,720,321	48,671,510
Net Assets:
Beginning of period	489,785,991	441,114,481
End of period	$557,506,312	$489,785,991
Undistributed net investment income, at end of period	$575,853	$1,537

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)	June 30, 2007

1.	Significant Accounting Policies

Value Line Premier Growth Fund, Inc. (the “Fund”) (formerly known as The Value Line Special Situations Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of U.S. equity securities with favorable growth potential.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)    Security Valuation.     Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)    Repurchase Agreements.    In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)    Federal Income Taxes.    It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implications of FIN 48, and determined that there is no impact to the Fund’s financial statements at this time.

(D)    Security Transactions and Distributions.    Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

(E)    Foreign Currency Translation.    The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F)    Representations and Indemnifications.    In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Value Line Premier Growth Fund, Inc.

June 30, 2007

2.	Capital Share Transactions and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Shares sold	2,385,496	3,766,825
Shares issued to shareholders in reinvestment of distributions	—	1,079,194
	2,385,496	4,846,019
Shares repurchased	(2,284,612)	(3,665,496)
Net increase	100,884	1,180,523
Distributions per share from net realized gains	$—	$1.7309

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2007 (unaudited)
Purchases:
Investment Securities	$65,404,181
Sales
Investment Securities	$55,640,336

4.	Income Taxes (unaudited)

At June 30, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$349,426,109
Gross tax unrealized appreciation	$209,109,815
Gross tax unrealized depreciation	(1,395,344)
Net tax unrealized appreciation on investments	$207,714,471

5.	Investment Advisory Fee, Service and Distribution Fees, and Transactions With Affiliates

An advisory fee of $1,925,397 was paid or payable to Value Line, Inc., the Fund’s investment adviser (the “Adviser”), for the six months ended June 30, 2007. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2007, fees amounting to $641,799 were paid or payable to the Distributor under the Plan.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)	June 30, 2007

For the six months ended June 30, 2007, the Fund’s expenses were reduced by $4,059 under a custody credit agreement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 164,769 shares of the Fund’s capital stock, representing less than 1% of the outstanding shares at June 30, 2007. In addition, the officers and directors of the Fund as a group owned 1,139 shares of the Fund, representing less than 1% of the outstanding shares.

Value Line Premier Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Years Ended December 31,
	Six Months Ended June 30, 2007 (unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$26.61		$25.60	$24.23	$20.84	$16.08	$18.95
Income/(loss) from Investment Operations:
Net investment income/(loss)	0.03		(0.01)	(0.01)	(0.06)	(0.04)	(0.05)
Net gains or (losses) on securities (both realized and unrealized)	3.48		2.75	2.80	3.89	4.80	(2.82)
Total income from investment operations	3.51		2.74	2.79	3.83	4.76	(2.87)
Less distributions:
Distributions from net realized gains	—		(1.73)	(1.42)	(0.44)	—	—
Net asset value, end of period	$30.12		$26.61	$25.60	$24.23	$20.84	$16.08
Total return	13.19	%(2)	10.68%	11.49%	18.42%	29.60%	(15.15)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$557,506		$489,786	$441,114	$384,030	$309,825	$242,394
Ratio of expenses to average net assets(1)	1.12	%(3)	1.18%	1.13%	1.15%	1.18%	1.20%
Ratio of net investment income/(loss) to average net assets	0.22	%(3)	(0.06)%	(0.06)%	(0.31)%	(0.21)%	(0.31)%
Portfolio turnover rate	11	%(2)	38%	44%	54%	52%	66%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the periods shown.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Premier Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for the Value Line Premier Growth Fund, Inc. (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of the Fund, as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc. (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement held on March 8, 2007, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meeting that specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund over various periods of time compared to the performance of a peer group of funds consisting of the Fund and all retail and institutional mid-cap growth funds regardless of asset size or primary channel of distribution (the “Performance Universe”), as classified by Lipper Inc., an independent evaluation service (“Lipper”), and to the Fund’s benchmark index; (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of information, which included data comparing: (i) the Fund’s management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and nine other retail no-load mid-cap growth funds, as selected objectively by Lipper (the “Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load mid-cap growth funds, as selected objectively by Lipper (the “Expense Universe”); (ii) the Fund’s average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the 10 or 30 (depending on availability) largest retail mid-cap growth funds as selected by Lipper (the “Lipper Index”); (iv) Value Line’s financial results and condition, including Value Line’s and its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund’s current investment management staffing; and (vi) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Value Line Premier Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for the Value Line Premier Growth Fund, Inc. (unaudited)

Investment Performance.    The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that although the Fund’s performance for the one-year period ended December 31, 2006 was below the performance of the Lipper Index, the Fund outperformed the Lipper Index for the three-year, five-year and ten-year periods ended December 31, 2006, and the Fund outperformed the Performance Universe average for the one-year, three-year, five-year and ten-year periods ended December 31, 2006.

Value Line’s Personnel and Methods.    The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, achieving the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management who are responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses.    The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, for the most recent fiscal year, the Fund’s management fee rate was less than that of both the Expense Group average and the Expense Universe average, and the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered that the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that the Fund’s total expense ratio was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services.    The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability.    The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during 2005, 2006 and 2007. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, the reduction of management and/or Rule 12b-1 fees for certain funds (both of which type of reductions may be changed by Value Line or Value Line Securities, Inc. (as the case may be) for certain funds or, for other funds, may not be changed during a set term unless approved by the Board), Value Line’s termination of the use of soft dollar research, and the cessation of trading through Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Value Line Premier Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for the Value Line Premier Growth Fund, Inc. (unaudited)

Other Benefits.    The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale.    The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points in the management fee rate was determined not to be necessary at this time.

Conclusion.    The Board, in light of Value Line’s overall performance and actions taken with respect to the rate at which the management fees and Rule 12b-1 fees are charged, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

Value Line Premier Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Jean Bernhard Buttner Age 72	Chairman of the Board of Directors and President	Since 1983
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Directors
John W. Chandler 1611 Cold Springs Road Williamstown, MA 01267 Age 83	Director	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1994–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 65	Director	Since 2000	Retired. Customer Support Analyst, Duke Power Company, until April 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 75	Director	Since 2000
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 71	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None

Value Line Premier Growth Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Officers
David T. Henigson Age 49	Vice President/ Secretary/ Chief Compliance Officer	Since 1994
Director, Vice President and Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser (2003–2005); Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds.
Howard A. Brecher Age 53	Assistant Treasurer/ Assistant Secretary	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Premier Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services

N/A

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner Jean B. Buttner, President

Date: August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: August 30, 2007